(Write-down) and Gain (Loss) on Sale of Vessels, Conventional Tankers Dispositions	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
(Write-down) and Gain (Loss) on Sale of Vessels, Conventional Tankers Dispositions
(Write-down) and Gain (Loss) on Sale of Vessels and Conventional Tankers Dispositions

(Write-down) and Gain (Loss) on Sale of Vessels

In 2018, the carrying value of the Petrojarl Cidade de Rio das Ostras and Piranema Spirit FPSO units were written down to their estimated fair values, using a discounted cash flow valuation, as a result of a reassessment of the future redeployment assumptions for both units. The Partnership's consolidated statement of loss for the year ended December 31, 2018 includes a $180.2 million write-down related to these vessels. The write-down is included in the Partnership's FPSO segment.

In 2018, the carrying value of the HiLoad DP unit was written down to $nil using a discounted cash flow valuation. The unit was written down as a result of a settlement received from Petrobras (see note 5) and a change in the operating plan for the unit. The Partnership's consolidated statement of loss for the year ended December 31, 2018 includes a $19.2 million write-down related to this unit. The HiLoad DP unit had previously been written down to its estimated fair value using a discounted cash flow valuation in 2017, as a result of a change in expectations for the future employment opportunities for the unit and the unit proceeding into lay-up. The Partnership's consolidated statement of loss for the year ended December 31, 2017 includes a $26.3 million write-down related to this unit. The write-downs are included in the Partnership's shuttle tanker segment.

In 2018, the carrying value of the Nordic Spirit and Stena Spirit shuttle tankers were written down to their estimated fair values, using appraised values, due to the redelivery of these vessels from their charterer after completing their bareboat charter contracts in May 2018 and the resulting change in the expectations for the future opportunities for the vessels. The Nordic Spirit was classified as held for sale on the Partnership's consolidated balance sheet as at December 31, 2018. The Partnership's consolidated statement of loss for the year ended December 31, 2018 includes a $29.7 million write-down related to these vessels, of which $14.8 million is included in a 50%-owned subsidiary of the Partnership. The write-down is included in the Partnership's shuttle tanker segment.

In 2018, the Partnership sold the 1998-built shuttle tankers, the Navion Scandia and Navion Britannia, for net proceeds of $10.8 million and $10.4 million, respectively. The Partnership's consolidated statement of loss for the year ended December 31, 2018 includes a $5.3 million gain related to the sale of these vessels. The gain on sale is included in the Partnership's shuttle tanker segment.

In 2017, the carrying value of two FPSO units were written down to their estimated fair value, using a discounted cash flow valuation. The Petrojarl I FPSO unit was written down to its estimated fair value, as a result of increasing costs associated with additional upgrade work required and estimated liquidated damages to the charterer associated with the delay in the commencement of the unit's operations. During 2017, the Petrojarl I FPSO unit was moved from the Damen Shipyard in the Netherlands to complete upgrades at the Aibel AS shipyard in Norway. Upon arrival at the Aibel AS shipyard, it was determined that additional upgrade work was required, resulting in a further increase in costs and a further delay of the commencement of the FPSO unit's operations until the second quarter of 2018. In addition, during 2017, the Petrojarl Cidade de Rio das Ostras FPSO unit was written down to its estimated fair value, using a discounted cash flow valuation, as a result of an expected change in the operating plans for the unit resulting from receiving confirmation from the charterer that it planned to redeliver the unit upon completion of the firm charter contract in January 2018. The Partnership's consolidated statement of loss for the year ended December 31, 2017 includes an aggregate $265.2 million write-down related to these units. The write-downs are included in the Partnership's FPSO segment.

In 2017, the Nordic Brasilia and Nordic Rio shuttle tankers were written down to their estimated fair values, using appraised values, due to the redelivery of these vessels from their charterer after completing their bareboat charter contracts in 2017 and a resulting change in expectations for the future opportunities and operating plans for the vessels. The Partnership's consolidated statement of loss for the year ended December 31, 2017 includes a $25.2 million write-down related to these units, of which $10.8 million is included in a 50%-owned subsidiary of the Partnership. The write-downs are included in the Partnership's shuttle tanker segment.

In 2017, the Partnership sold a 1999-built shuttle tanker, the Navion Marita, for gross proceeds of $5.7 million, which was the approximate carrying value of the vessel at the time of sale. The shuttle tanker had previously been written down to its estimated fair value as a result of the expected sale of the vessel, and the Partnership’s consolidated statement of income for the year ended December 31, 2017, includes a $5.1 million write-down related to the vessel. In 2016, the carrying value of the Navion Marita had been written down to its estimated fair value, using an appraised value as a result of fewer opportunities to trade the vessel in the conventional tanker market. The Partnership’s consolidated statement of income for the year ended December 31, 2016, includes a $2.1 million write-down related to the vessel. The write-downs are included in the Partnership’s shuttle tanker segment.

In 2017, the Partnership sold the Navion Saga FSO unit for gross proceeds of $7.4 million, resulting in a gain on sale of approximately $0.4 million recorded during 2017. The unit had previously been written down to its estimated fair value, using an appraised value as a result of the expected sale of the unit. The Partnership’s consolidated statement of income for the year ended December 31, 2016 includes a $1.7 million write-down related to this unit. The gain on sale and write-down of this unit are included in the Partnership’s FSO segment.

In 2016, the Partnership sold a 1992-built shuttle tanker, the Navion Torinita, for net proceeds of $5.0 million, which was the approximate carrying value of the vessel at the time of sale, and sold a 1995-built shuttle tanker, the Navion Europa, for net proceeds of $14.4 million, for which the Partnership recorded a gain on sale of $6.8 million, in a 67%-owned subsidiary of the Partnership. The $6.8 million gain on sale includes both the Partnership's interest and the non-controlling interest. The gain on sale is included in the Partnership’s shuttle tanker segment.

In 2016, the Partnership canceled the UMS construction contracts for its two UMS newbuildings. As a result, the carrying values of these two UMS newbuildings were written down to $nil. The Partnership's consolidated statements of income for the year ended December 31, 2016 includes a $43.7 million write-down related to these two UMS newbuildings (see notes 3 and 14b). The write-down is included in the Partnership’s UMS segment.

Conventional Tankers Dispositions

In March 2016, the time-charter contract with a subsidiary of Teekay Corporation for a 2004-built conventional tanker, the Kilimanjaro Spirit, was terminated by the Partnership. The Partnership concurrently received an early termination fee of $4.0 million from Teekay Corporation. Immediately following the charter termination, the Partnership sold the Kilimanjaro Spirit for net proceeds of $26.7 million and also sold a 2003-built conventional tanker, the Fuji Spirit, for net proceeds of $23.7 million, which were the approximate carrying values of the vessels at the time of sale. As part of the sale of these vessels, the Partnership is in-chartering these vessels for a period of three years each, both with an additional one-year extension option. The vessels are currently trading in the spot conventional market.

The following table summarizes the pretax profit and components thereof for the Fuji Spirit and Kilimanjaro Spirit for the periods presented in the consolidated statements of income, while these vessels were owned by the Partnership:

	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $
Revenues	—	—	8,030
Voyage expenses	—	—	(435)
Vessel operating expenses	—	—	(1,340)
General and administrative	—	—	(1)
Income from vessel operations	—	—	6,254
Interest expense	—	—	(142)
Foreign currency exchange loss	—	—	(4)
Net income before income tax expense	—	—	6,108